                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09-30-2007

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Managing Partner
Phone: (952) 345-0704

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN     11-14-2007
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 16
 Form 13F Information Table Value Total: $556,515
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4 COLUMN 5    COLUMN 6  COLUMN 7     COLUMN 8
--------                 ------------- --------- -------- ---------- ---------- -------- ----------------
                           TITLE OF               VALUE   SHARES OR  INVESTMENT  OTHER
NAME OF ISSUER              CLASS       CUSIP    (x$1000) PRIN AMT   DISCRETION MANAGERS VOTING AUTHORITY
--------------           ------------- --------- -------- ---------- ---------- -------- ----------------
                                                                                         SOLE SHARED NONE
                                                                                         ---- ------ ----
Atlas Air Worldwide Hldg    COM NEW    049164205 $ 15,097    292,400    SOLE       0            0     0
AEP Industries Inc            COM      001031103 $  1,059     25,000    SOLE       0            0     0
Armstrong Holdings            COM      04247X102 $  5,025    123,796    SOLE       0            0     0
Delta Air Lines Inc         COM NEW    247361702 $ 26,691  1,486,987    SOLE       0            0     0
Gastar Expl Ltd               COM      367299104 $  4,766  3,287,188    SOLE       0            0     0
H&E Equipment Serv            COM      404030108 $  4,315    240,000    SOLE       0            0     0
Linn Energy LLC          Unit Ltd Liab 536020100 $ 19,033    597,015    SOLE       0            0     0
Mueller Wtr Prods Inc      COM SER B   624758207 $ 17,600  1,600,000    SOLE       0            0     0
Nautilus Inc                  COM      63910B102 $  1,076    135,000    SOLE       0            0     0
Northwest Airlines Corp       COM      667280408 $211,674 11,891,818    SOLE       0            0     0
Owens Corning                 COM      690742101 $183,216  7,313,993    SOLE       0            0     0
Portland Gen Elec Co        COM NEW    736508847 $ 38,543  1,386,425    SOLE       0            0     0
Ryerson Inc                   COM      78375P107 $  5,736    170,000    SOLE       0            0     0
U S G Corp                  COM NEW    903293405 $  9,252    246,400    SOLE       0            0     0
Wheeling Pittsburg Corp     COM NEW    963142302 $  7,840    406,232    SOLE       0            0     0
Olympic Steel Inc             COM      68162K106 $  5,592    205,900    SOLE       0            0     0
                                                 --------
                                                 $556,515
                                                 ========